Note 16 - Condensed Consolidated Guarantor Financial Statements	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Condensed Financial Statements [Text Block]

NOTE 13. CONDENSED CONSOLIDATED GUARANTOR FINANCIAL STATEMENTS

Certain of the Company’s 100% owned subsidiaries, including GreenHunter Water, LLC, GreenHunter Environmental Solutions, LLC, GreenHunter Hydrocarbons, LLC, GreenHunter Pipeline, LLC, Hunter Disposal, LLC, and Hunter Hauling, LLC (collectively, “Guarantor Subsidiaries”) will fully and unconditionally guarantee the obligations of the Company under any debt securities that it may issue under a universal shelf registration statement on Form S-3, on a joint and several basis.

Condensed consolidating guarantor financial information for GreenHunter Resources Corporation, the Guarantor Subsidiaries and the other subsidiaries of the Company (the “Non Guarantor Subsidiaries”) as of March 31, 2013 and December 31, 2013 and the three months ended March 31, 2014 and 2013 was as follows:

GreenHunter Resources, Inc. and Subsidiaries

Unaudited Condensed Consolidated Balance Sheets

	As of March 31, 2014
	GreenHunter Resources, Inc.	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	GreenHunter Resources, Inc. Consolidated
ASSETS
Current assets	$3,224,927	$6,239,372	$(27,905,697)	$31,637,964	$13,196,566
Intercompany accounts receivable	30,271,871	1,476,017	-	(31,747,888)	-
Fixed assets	2,130,826	18,691,660	8,975,675	54,909	29,853,070
Investment in subsidiaries	19,234,244	4,539,391	(4,466,395)	(19,307,240)	-
Other assets	90,582	60,936	2,229,313	-	2,380,831
Total Assets	$54,952,450	$31,007,376	$(21,167,104)	$(19,362,255)	$45,430,467

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities	$6,565,026	$10,858,165	$(28,308,476)	$31,747,865	$20,862,580
Intercompany accounts payable	-	-	31,747,865	(31,747,865)	-
Long-term liabilities	3,403,530	4,160,968	873,912	-	8,438,410
Stockholders' equity	44,983,894	15,988,243	(25,480,405)	(19,362,255)	16,129,477
Total Liabilities and Stockholders' Equity	$54,952,450	$31,007,376	$(21,167,104)	$(19,362,255)	$45,430,467

	As of December 31, 2013
	GreenHunter Resources, Inc.	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	GreenHunter Resources, Inc. Consolidated
ASSETS
Current assets	$1,949,764	$7,442,231	$(32,896,562)	$34,412,241	$10,907,674
Intercompany accounts receivable	33,719,606	811,535	-	(34,531,141)	-
Fixed assets	2,167,250	14,402,410	16,033,258	4,389,430	36,992,348
Investment in subsidiaries	19,234,244	4,539,391	(4,466,395)	(19,307,240)	-
Other assets	64,842	60,936	-	-	125,778
Total Assets	$57,135,706	$27,256,503	$(21,329,699)	$(15,036,710)	$48,025,800

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities	$5,648,819	$11,954,865	$(31,539,580)	$34,531,141	$20,595,245
Intercompany accounts payable	-	-	34,531,141	(34,531,141)	-
Long-term liabilities	3,574,506	4,517,062	982,580	-	9,074,148
Stockholders' equity	47,912,381	10,784,576	(25,303,840)	(15,036,710)	18,356,407
Total Liabilities and Stockholders' Equity	$57,135,706	$27,256,503	$(21,329,699)	$(15,036,710)	$48,025,800

GreenHunter Resources, Inc. and Subsidiaries

Unaudited Condensed Consolidated Statements of Operations

	For the Three Months Ended March 31, 2014
	GreenHunter Resources, Inc.	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	GreenHunter Resources, Inc. Consolidated
Revenues	$-	$11,176,532	$-	$(2,697,995)	$8,478,537
Expenses	2,089,751	10,328,285	16,972	(2,697,971)	9,737,037
Income (loss) from continuing operations before tax	(2,089,751)	848,247	(16,972)	(24)	(1,258,500)
Income tax expense	-	-	-	-	-
Income (loss) from continuing operations	(2,089,751)	848,247	(16,972)	(24)	(1,258,500)
Loss from discontinued operations, net of tax	-	-	(129,694)	-	(129,694)
Net income (loss)	(2,089,751)	848,247	(146,666)	(24)	(1,388,194)
Dividends on preferred stock	(1,249,999)	-	-	-	(1,249,999)
Net income (loss) to common stockholders	$(3,339,750)	$848,247	$(146,666)	$(24)	$(2,638,193)

	For the Three Months Ended March 31, 2013
	GreenHunter Resources, Inc.	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	GreenHunter Resources, Inc. Consolidated
Revenues	$-	$6,378,802	$2,781	$(1,655,334)	$4,726,249
Expenses	1,232,235	6,650,365	24,862	(1,520,745)	6,386,717
Income (loss) from continuing operations before tax	(1,232,235)	(271,563)	(22,081)	(134,589)	(1,660,468)
Income tax expense	-	-	-	-	-
Loss from continuing operations	(1,232,235)	(271,563)	(22,081)	(134,589)	(1,660,468)
Loss from discontinued operations, net of tax	-	-	(5,800,639)	-	(5,800,639)
Net loss	(1,232,235)	(271,563)	(5,822,720)	(134,589)	(7,461,107)
Dividends on preferred stock	(1,026,647)	-	-	-	(1,026,647)
Net loss to common stockholders	$(2,258,882)	$(271,563)	$(5,822,720)	$(134,589)	$(8,487,754)

GreenHunter Resources, Inc. and Subsidiaries

Unaudited Condensed Consolidated Statements of Cash Flows

	For the Three Months Ended March 31, 2014
	GreenHunter Resources, Inc.	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	GreenHunter Resources, Inc. Consolidated
Cash flow provided by (used in) operating activities	$2,008,187	$1,046,487	$(1,782,826)	$-	$1,271,848
Cash flow provided by (used in) investing activities	(122,000)	(530,259)	1,844,033	-	1,191,774
Cash flow provided by (used in) financing activities	(506,969)	(463,075)	(66,147)	-	(1,036,191)
CHANGE IN CASH	1,379,218	53,153	(4,940)	-	1,427,431
CASH, beginning of period	1,480,942	(223,183)	45,098	-	1,302,857
CASH, end of period	$2,860,160	$(170,030)	$40,158	$-	$2,730,288

	For the Three Months Ended March 31, 2013
	GreenHunter Resources, Inc.	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	GreenHunter Resources, Inc. Consolidated
Cash flow provided by (used in) operating activities	$(5,383,344)	$1,024,452	$304,992	$-	$(4,053,900)
Cash flow provided by (used in) investing activities	-	(778,885)	-	-	(778,885)
Cash flow provided by (used in) financing activities	4,141,795	484,889	(306,432)	-	4,320,252
CHANGE IN CASH	(1,241,549)	730,456	(1,440)	-	(512,533)
CASH, beginning of period	3,048,316	(1,328,059)	45,385	-	1,765,642
CASH, end of period	$1,806,767	$(597,603)	$43,945	$-	$1,253,109

NOTE16. CONDENSED CONSOLIDATED GUARANTOR FINANCIAL STATEMENTS

Certain of the Company’s 100% owned subsidiaries, including GreenHunter Water, LLC, GreenHunter Environmental Solutions, LLC, GreenHunter Hydrocarbons, LLC, GreenHunter Pipeline, LLC, Hunter Disposal, LLC, and Hunter Hauling, LLC (collectively, “Guarantor Subsidiaries”) will fully and unconditionally guarantee the obligations of the Company under any debt securities that it may issue under a universal shelf registration statement on Form S-3, on a joint and several basis.

Condensed consolidating guarantor financial information for GreenHunter Resources Corporation, the Guarantor Subsidiaries and the other subsidiaries of the Company (the “Non Guarantor Subsidiaries”) as of December 31, 2013 and 2014 was as follows:

GreenHunter Resources, Inc. and Subsidiaries

Condensed Consolidated Balance Sheets

	As of December 31, 2013
	GreenHunter Resources, Inc.	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	GreenHunter Resources, Inc. Consolidated
ASSETS
Current assets	$1,949,764	$7,442,231	$(32,896,562)	$34,412,241	$10,907,674
Intercompany accounts receivable	33,719,606	811,535	-	(34,531,141)	-
Fixed assets	2,167,250	14,402,410	16,033,258	4,389,430	36,992,348
Investment in subsidiaries	19,234,244	4,539,391	(4,466,395)	(19,307,240)	-
Other assets	64,842	60,936	-	-	125,778
Total Assets	$57,135,706	$27,256,503	$(21,329,699)	$(15,036,710)	$48,025,800

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities	$5,648,819	$11,954,865	$(31,539,580)	$34,531,141	$20,595,245
Intercompany accounts payable	-	-	34,531,141	(34,531,141)	-
Long-term liabilities	3,574,506	4,517,062	982,580	-	9,074,148
Stockholders' equity	47,912,381	10,784,576	(25,303,840)	(15,036,710)	18,356,407
Total Liabilities and Stockholders' Equity	$57,135,706	$27,256,503	$(21,329,699)	$(15,036,710)	$48,025,800

	As of December 31, 2012
	GreenHunter Resources, Inc.	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	GreenHunter Resources, Inc. Consolidated
ASSETS
Current assets	$3,384,434	$2,796,858	$(28,594,508)	$30,870,748	$8,457,532
Intercompany accounts receivable	30,593,105	502,574	-	(31,095,679)	-
Fixed assets	2,274,065	20,647,657	21,665,297	(3,176,788)	41,410,231
Investment in subsidiaries	19,234,244	(446,283)	(4,466,395)	(14,321,566)	-
Other assets	-	10,936	2,976,527	-	2,987,463
Total Assets	$55,485,848	$23,511,742	$(8,419,079)	$(17,723,285)	$52,855,226

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities	$4,214,487	$10,370,966	$(25,602,267)	$30,622,699	$19,605,885
Intercompany accounts payable	-	-	30,847,631	(30,847,631)	-
Long-term liabilities	4,235,069	4,140,768	1,763,452	-	10,139,289
Stockholders' equity	47,036,292	9,000,008	(15,427,895)	(17,498,353)	23,110,052
Total Liabilities and Stockholders' Equity	$55,485,848	$23,511,742	$(8,419,079)	$(17,723,285)	$52,855,226

GreenHunter Resources, Inc. and Subsidiaries

Condensed Consolidated Statements of Operations

	For the Year Ended December 31, 2013
	GreenHunter Resources, Inc.	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	GreenHunter Resources, Inc. Consolidated
Revenues	$-	$33,423,682	$2,781	$(7,689,006)	$25,737,457
Expenses	4,285,766	31,924,570	(852,126)	(7,150,650)	28,207,560
Income (loss) from continuing operations before tax	(4,285,766)	1,499,112	854,907	(538,356)	(2,470,103)
Income tax expense	(7,000)	-	-	-	(7,000)
Income (loss) from continuing operations	(4,292,766)	1,499,112	854,907	(538,356)	(2,477,103)
Loss from discontinued operations, net of tax	-	-	(7,445,397)	-	(7,445,397)
Net income (loss)	(4,292,766)	1,499,112	(6,590,490)	(538,356)	(9,922,500)
Dividends on preferred stock	(4,587,285)	-	-	-	(4,587,285)
Net income (loss) attributable to common stockholders	$(8,880,051)	$1,499,112	$(6,590,490)	$(538,356)	$(14,509,785)

	For the Year Ended December 31, 2012
	GreenHunter Resources, Inc.	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	GreenHunter Resources, Inc. Consolidated
Revenues	$-	$23,019,870	$-	$(6,081,898)	$16,937,972
Expenses	8,363,305	18,369,440	15,965,230	(5,337,013)	37,360,962
Income (loss) from continuing operations before tax	(8,363,305)	4,650,430	(15,965,230)	(744,885)	(20,422,990)
Income tax expense	(5,000)				(5,000)
Income (loss) from continuing operations	(8,368,305)	4,650,430	(15,965,230)	(744,885)	(20,427,990)
Income (loss) from discontinued operations, net of tax	2,936,500	-	(100,679)	-	2,835,821
Net income (loss)	(5,431,805)	4,650,430	(16,065,909)	(744,885)	(17,592,169)
Dividends on preferred stock	(1,926,723)	-	-	-	(1,926,723)
Gain on Series A Preferred Stock conversion	923,565	-	-	-	923,565
Deemed dividend on Series B Preferred Stock conversion	(2,573,025)	-	-	-	(2,573,025)
Net income (loss) attributable to common stockholders	$(9,007,988)	$4,650,430	$(16,065,909)	$(744,885)	$(21,168,352)

GreenHunter Resources, Inc. and Subsidiaries

Condensed Consolidated Statements of Cash Flows

	For the Year Ended December 31, 2013
	GreenHunter Resources, Inc.	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	GreenHunter Resources, Inc. Consolidated
Cash flow provided by (used in) operating activities	$(7,952,679)	$4,916,135	$1,638,905	$-	$(1,397,639)
Cash flow provided by (used in) investing activities	(10,000)	(4,422,491)	(842,052)	-	(5,274,543)
Cash flow provided by (used in) financing activities	6,395,278	611,230	(797,111)	-	6,209,397
CHANGE IN CASH	(1,567,401)	1,104,874	(258)	-	(462,785)
CASH, beginning of period	3,048,315	(1,328,059)	45,386	-	1,765,642
CASH, end of period	$1,480,914	$(223,185)	$45,128	$-	$1,302,857

	For the Year Ended December 31, 2012
	GreenHunter Resources, Inc.	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	GreenHunter Resources, Inc. Consolidated
Cash flow provided by (used in) operating activities	$(10,590,176)	$2,114,221	$9,788,006	$(2,804,511)	$(1,492,460)
Cash flow provided by (used in) investing activities	(88,653)	(6,955,026)	(9,742,730)	2,804,511	(13,981,898)
Cash flow provided by (used in) financing activities	12,830,888	4,324,289	-	-	17,155,177
CHANGE IN CASH	2,152,059	(516,516)	45,276	-	1,680,819
CASH, beginning of period	30,714	54,000	109	-	84,823
CASH, end of period	$2,182,773	$(462,516)	$45,385	$-	$1,765,642